Share-based compensation - Schedule of fair values of options B subordinate voting shares (Details) - Class B Subordinate Voting Shares [Member]	9 Months Ended
Sep. 30, 2026 $ / shares
Share-based compensation - Schedule of fair values of options B subordinate voting shares (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 3.44
Exercise price (in Dollars per share)	$ 3.44
Risk free interest rate (continuously compounded)	4.34%
Contractual life	5 years
Expected volatility	119.80%
Number of simulations	50,000